Due From Financial Institutions At Amortized Cost_Changes In The Allowances For Due From Financial Institutions Losses(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Provision (reversal) for credit losses	₩ 5,234	₩ (483)	₩ 138
Due from financial institutions measured at amortized cost | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [Line Items]
Beginning	3,164	2,019
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Disposal	0	0
Provision (reversal) for credit losses	(416)	1,116
Business combination	154
Others	45	29
Ending	2,947	3,164	2,019
Due from financial institutions measured at amortized cost | Non-impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [Line Items]
Beginning	1,188	0
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Disposal	0	0
Provision (reversal) for credit losses	(1,128)	1,210
Business combination	0
Others	(26)	(22)
Ending	34	1,188	0
Due from financial institutions measured at amortized cost | Impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [Line Items]
Beginning	360	0
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Disposal	0	0
Provision (reversal) for credit losses	0	360
Business combination	0
Others	(78)	0
Ending	₩ 282	₩ 360	₩ 0